UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,745,343,112)
COMMON STOCK — 57.1%
	Shares	Fair Value
CANADA — 1.1%
Canadian Natural Resources	709,900	$19,055,651

CHINA — 11.7%
111 ADR*	1,096,750	10,397,190
Agricultural Bank of China, Cl H	29,626,000	13,931,165
Baoshan Iron & Steel, Cl A	8,661,529	9,054,853
China Cinda Asset Management, Cl H	20,441,000	5,261,887
China Huarong Asset Management, Cl H(1)	24,779,000	5,020,754
China National Building Material, Cl H	20,048,000	15,916,484
China Railway Group, Cl H	16,277,000	15,183,556
China Shenhua Energy, Cl H	10,979,500	27,703,574
Fosun International	6,353,500	9,472,987
Kweichow Moutai, Cl A	112,209	11,539,680
Melco Resorts & Entertainment ADR	87,055	1,878,647
Ping An Insurance Group of China, Cl H	2,007,000	19,412,309
Postal Savings Bank of China, Cl H(1)	21,880,000	12,268,403
Shimao Property Holdings	5,249,500	14,851,112
Weichai Power, Cl H	13,759,000	18,410,442
WH Group	16,175,000	13,851,653

		204,154,696

FRANCE — 1.2%
Faurecia	484,801	21,175,050

HONG KONG — 0.1%
Li & Fung	5,112,000	866,424

ISLE OF MAN — 1.0%
Playtech PLC	3,487,522	17,711,377

JAPAN — 4.9%
Honda Motor	670,200	19,990,634
Japan Post Holdings	1,910,000	23,444,296
Kansai Electric Power	1,079,600	16,393,467
Sony	499,600	25,075,173

		84,903,570

RUSSIA — 1.0%
Lukoil PJSC ADR	187,127	15,007,585
Sberbank of Russia PJSC ADR	132,328	1,796,353

		16,803,938

SOUTH KOREA — 2.3%
Hankook Tire	248,728	9,344,206
LG Electronics	243,876	14,597,709
Lotte Chemical	63,341	17,078,416

		41,020,331

SPAIN — 1.0%
Telefonica	2,054,379	17,624,012

SWITZERLAND — 1.4%
Roche Holding	96,666	25,657,389

THAILAND — 0.7%
PTT Exploration & Production NVDR	3,339,800	13,148,609

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED KINGDOM — 1.2%
Rio Tinto	385,457	$21,170,484

UNITED STATES — 29.5%
Affiliated Managers Group	183,189	19,225,686
Alphabet, Cl C*	19,349	21,600,643
Amgen	187,345	35,054,123
Apple	98,954	16,469,904
Charter Communications, Cl A*	104,829	34,703,641
Coca-Cola	402,158	19,355,865
ConocoPhillips	349,371	23,648,923
CVS Health	262,753	17,223,459
Deere	203,208	33,326,112
Delta Air Lines	359,843	17,787,039
Eastman Chemical	87,306	7,038,610
Freeport-McMoRan	1,526,915	17,773,291
Gilead Sciences	443,354	31,039,214
Micron Technology*	862,780	32,975,451
Microsoft	189,688	19,809,118
Mosaic	887,989	28,664,285
Philip Morris International	379,889	29,145,084
United Rentals*	219,830	27,535,906
Valero Energy	272,684	23,947,109
Viacom, Cl B	800,293	23,544,620
Walt Disney	295,068	32,905,983

		512,774,066

TOTAL COMMON STOCK
(Cost $965,820,892)		$996,065,597

U.S. TREASURY OBLIGATIONS — 34.8%
	Face Amount	Fair Value

U.S. Treasury Notes
3.125%, 11/15/28	$194,100,000	$202,243,101
2.750%, 11/30/20	114,088,100	114,636,258
2.625%, 12/31/23	62,000,000	62,513,437
2.625%, 08/31/20	76,100,000	76,245,660
2.543%, 01/30/20	54,000,000	52,655,085
2.500%, 12/31/20	82,193,000	82,237,950
2.500%, 12/31/24	17,200,000	17,247,703

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $603,239,908)		$607,779,194

TOTAL INVESTMENTS — 91.9%
(Cost $1,569,060,800)		$1,603,844,791

PURCHASED OPTION (2) — 0.1%
	Contracts	Fair Value

Total Purchased Option — 0.1%
(Premiums Received $1,610,038)	377,500,000	$1,202,880

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2019 (Unaudited)

PURCHASED OPTION — 0.1%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Put Option

UNITED STATES — 0.1%
CNHUSD 7.15 07/25/19*	377,500,000	$1,610,038	$7.15	07/29/19	$1,202,880

Total Purchased Options					$1,202,880

*	Non-income producing security.
^	Represents amortized cost.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2019, the value of these securities amounted $17,289,157 and represented 1.0% of net assets.

(2)	Refer to table below for details on Options Contracts.

Open futures contracts held by the Chiron Capital Allocation Fund (the ‘‘Fund’’) at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	650	Feb-2019	$12,075,443	$11,131,250	$(944,193)
SGX Nifty 50	571	Mar-2019	12,242,207	12,396,981	154,774

			$24,317,650	$23,528,231	$(789,419)

Open forward foreign currency contracts held by the Fund at January 31, 2019 are as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)

Morgan Stanley	02/12/19	USD 41,500,000	JPY 4,572,304,000	$513,086
Morgan Stanley	02/12/19	JPY 4,662,857,000	USD 41,500,000	(1,345,142)

				$(832,056)

Open OTC swap agreements held by the Fund at January 31, 2019, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	United Micro	Total Return	USD 1M LIBOR	At Maturity	01/08/21	$ 6,634,887	$-	$152,756
			BBA + 100 BPs
Morgan Stanley	MSCHIUS	USD 1D FUNDS	Total Return	At Maturity	06/09/20	(96,839,960)	-	(4,500,874)
	Basket Swap **	FED - 50 BPs

						$(90,205,073)	$-	$(4,348,118)

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of January 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2019 (Unaudited)

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
MSCHIUS Index
23,129	2U Inc	$(981,378)	$(45,612)	$(45,612)	1.01%
23,189	AGIOS PHARMA	(927,659)	(43,115)	(43,115)	0.96
16,037	ALBEMARLE	(966,294)	(44,911)	(44,911)	1.00
29,414	ALLIANT ENERGY CORP	(976,280)	(45,375)	(45,375)	1.01
115,092	ALTAGAS INCOME LTD	(879,937)	(40,897)	(40,897)	0.91
13,776	AMERICN WTR WKS	(983,695)	(45,720)	(45,720)	1.02
81,054	ANGI HOMESERVICES INC- A	(1,028,424)	(47,799)	(47,799)	1.06
36,841	AQUA AMERICA INC	(963,766)	(44,793)	(44,793)	1.00
66,458	ARES MANAGEMENT CORP	(1,034,698)	(48,090)	(48,090)	1.07
57,201	AT HOME GROUP INC	(940,945)	(43,733)	(43,733)	0.97
13,009	ATLASSIAN CORP PLC	(955,440)	(44,406)	(44,406)	0.99
50,499	AUDENTES THERAPEUTICS	(934,724)	(43,444)	(43,444)	0.97
11,306	BLUEBIRD BIO	(1,125,970)	(52,332)	(52,332)	1.16
18,061	BRINK’S CO/ THE	(998,209)	(46,394)	(46,394)	1.03
30,825	BWX TECHNOLOGIES INC	(1,067,966)	(49,636)	(49,636)	1.10
26,201	CANADA GOOSE HOLDINGS INC	(1,006,321)	(46,771)	(46,771)	1.04
15,889	CANTEL MEDICAL CORP	(965,583)	(44,878)	(44,878)	1.00
19,064	CARMAX GROUP	(836,358)	(38,872)	(38,872)	0.86
36,888	CARVANA CO	(1,022,805)	(47,537)	(47,537)	1.06
9,546	CASEYS GENERAL	(916,815)	(42,611)	(42,611)	0.95
37,120	CATALENT INC	(1,023,152)	(47,553)	(47,553)	1.06
30,099	COGNEX CORP	(1,022,143)	(47,507)	(47,507)	1.06
16,249	CONSOLIDATED EDISON INC	(941,736)	(43,769)	(43,769)	0.97
27,252	CREE INC	(1,025,734)	(47,673)	(47,673)	1.06
11,662	CROWN CASTLE INTERNATIONAL CORP	(1,018,893)	(47,356)	(47,356)	1.05
47,218	DOLLARAMA INC	(949,351)	(44,123)	(44,123)	0.98
5,011	DOMINOS PIZZA	(1,061,134)	(49,319)	(49,319)	1.10
50,447	DULUTH HOLDINGS INC	(899,122)	(41,789)	(41,789)	0.93
47,341	EDITAS MEDICINE	(767,797)	(35,685)	(35,685)	0.79
3,430	EQUINIX INC	(1,008,753)	(46,884)	(46,884)	1.04
125,807	EVOQUA WATER TECHNOLOGIES CO	(1,015,031)	(47,176)	(47,176)	1.05
15,868	EXACT SCIENCES	(1,066,865)	(49,585)	(49,585)	1.10
26,313	FIBROGEN INC	(1,114,509)	(51,800)	(51,800)	1.15
26,310	FIRST SOLAR INC	(993,415)	(46,171)	(46,171)	1.03
10,459	FIVE BELOW	(965,859)	(44,891)	(44,891)	1.00
15,668	FMC CORP	(933,180)	(43,372)	(43,372)	0.96
18,501	GRACE W R WI	(980,537)	(45,573)	(45,573)	1.01
15,665	GRUBHUB INC	(940,017)	(43,690)	(43,690)	0.97
42,282	HILTON GRAND VACATIONS	(957,459)	(44,500)	(44,500)	0.99
30,688	INSTRUCTURE INC	(905,409)	(42,081)	(42,081)	0.93
16,531	INSULET CORP	(1,001,714)	(46,557)	(46,557)	1.03
27,380	INTEGRA LIFE SCIENCES HOLDINGS CORP	(967,809)	(44,981)	(44,981)	1.00
22,025	INTERXION HOLDING NV	(986,959)	(45,871)	(45,871)	1.02
163,421	INTREXON CORPN	(934,298)	(43,424)	(43,424)	0.96
16,370	JOHN BEAN TECH	(970,605)	(45,111)	(45,111)	1.00
59,210	KEYERA CORP	(939,704)	(43,675)	(43,675)	0.97
13,656	KINSALE CAPITAL GROUP INC	(591,154)	(27,475)	(27,475)	0.61
72,718	MARVELL TECHNOLOGY GROUP LTD	(1,005,695)	(46,742)	(46,742)	1.04
107,532	MATTEL INC	(950,251)	(44,165)	(44,165)	0.98
10,164	MONOLITHIC POWER	(960,086)	(44,622)	(44,622)	0.99
21,692	NEOGEN CORP	(986,137)	(45,833)	(45,833)	1.02
14,802	NEUROCRINE BIOS	(974,623)	(45,298)	(45,298)	1.01
46,933	NISOURCE INC	(955,593)	(44,414)	(44,414)	0.99
4,877	NORTHROP GRUMMAN CORP	(1,002,913)	(46,613)	(46,613)	1.04
27,642	NUTANIX INC - A	(1,056,940)	(49,124)	(49,124)	1.09
8,760	NVIDIA CORP	(939,855)	(43,682)	(43,682)	0.97
18,313	OKTA INC	(1,126,658)	(52,364)	(52,364)	1.16
16,548	OLLIES BARGAIN	(965,461)	(44,872)	(44,872)	1.00
10,006	PENUMBRA INC	(1,086,682)	(50,506)	(50,506)	1.12
15,290	PERKINELMER	(1,032,773)	(48,001)	(48,001)	1.07
48,845	PETIQ INC	(1,108,992)	(51,543)	(51,543)	1.15
29,875	PNM RESOURCES	(949,642)	(44,137)	(44,137)	0.98
20,496	PRICESMART	(936,944)	(43,547)	(43,547)	0.97
17,600	REATA PHARMACEUTICALS INC - A	(1,047,868)	(48,702)	(48,702)	1.08
52,898	RED ROCK RESORTS INC-CLASS A	(1,002,028)	(46,572)	(46,572)	1.03
10,259	SAGE THERAPEUTICS INC	(1,091,767)	(50,743)	(50,743)	1.13
10,732	SAREPTA TEHRAPEUTICS INC	(1,119,112)	(52,013)	(52,013)	1.16
98,827	SEA LTD-ADR	(1,033,386)	(48,029)	(48,029)	1.07
10,893	SEMPRA ENERGY	(951,039)	(44,202)	(44,202)	0.98
8,394	SHOPIFY INC	(1,055,479)	(49,056)	(49,056)	1.09
21,232	SITEONE LANDSCAPE SUPPLY INC	(844,613)	(39,255)	(39,255)	0.87
194,992	SNAP INC - A	(972,170)	(45,184)	(45,184)	1.00
34,489	SNC-LAVALIN	(716,952)	(33,322)	(33,322)	0.74
16,111	SOUTHWEST GAS HOLDINGS INC	(941,798)	(43,772)	(43,772)	0.97
16,652	SPIRE INC	(986,443)	(45,847)	(45,847)	1.02
21,631	SPIRIT AIRLINES INC	(949,621)	(44,136)	(44,136)	0.98
18,968	SQUARE INC	(1,010,100)	(46,947)	(46,947)	1.04

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2019 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized (Depreciation)	Fair Value	Percentage of Basket
MSCHIUS Index
20,579	TACTILE SYSTEMS TECHNOLOGY I	$(1,022,603)	$(47,528)	$(47,528)	1.06%
52,932	TALLGRASS ENERGY LP	(941,437)	(43,756)	(43,756)	0.97
54,442	TECHNIPFMC PLC	(932,943)	(43,361)	(43,361)	0.96
25,848	TEMPUR SEALY INTERNATIONAL INC	(1,022,875)	(47,541)	(47,541)	1.06
3,682	TESLA INC	(843,786)	(39,217)	(39,217)	0.87
11,772	THE HOWARD HUGHS	(975,631)	(45,345)	(45,345)	1.01
11,222	THE MIDDLEBY	(985,141)	(45,787)	(45,787)	1.02
51,686	THE NEW YORK TIMES CO A	(991,804)	(46,097)	(46,097)	1.02
9,572	TRADE DESK INC/THE -CLASS A	(1,019,330)	(47,376)	(47,376)	1.05
30,906	TRANSCANADA CORP	(981,725)	(45,628)	(45,628)	1.01
35,550	TRIMBLE INC	(999,238)	(46,442)	(46,442)	1.03
12,950	TWILIO INC	(1,075,950)	(50,007)	(50,007)	1.11
26,552	ULTRAGENYX PHARMACEUTICAL INC	(977,393)	(45,427)	(45,427)	1.01
55,674	VERITEX HOLDINGS INC	(1,099,490)	(51,101)	(51,101)	1.14
45,330	VIRTU FINANCIA-A	(864,430)	(40,177)	(40,177)	0.89
52,390	VISTRA ENERGY CORP	(981,845)	(45,634)	(45,634)	1.01
17,027	WABTEC	(878,905)	(40,849)	(40,849)	0.91
12,883	WAYFAIR INC	(1,052,498)	(48,917)	(48,917)	1.09
25,238	WESTERN GAS PARTNERS LP	(910,925)	(42,337)	(42,337)	0.94
49,146	WILLIAMS COS INC	(987,820)	(45,911)	(45,911)	1.02
12,554	WIX.COM LTD	(1,024,589)	(47,620)	(47,620)	1.05
49,414	ZAYO GROUP HOLDINGS INC	(1,012,375)	(47,056)	(47,056)	1.04

		$(96,839,960)	$(4,500,874)	$(4,500,874)	100.00%

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

CBOE — Chicago Board Options Exchange

Cl — Class

CNH — Chinese Yuan

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LTD — Limited

NVDR — Non Voting Depository Receipt

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Liability Company

SGX — Singapore Exchange Limited

USD —United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$19,055,651	$—	$—	$19,055,651
China	204,154,696	—	—	204,154,696
France	21,175,050	—	—	21,175,050
Hong Kong	866,424	—	—	866,424
Isle of Man	17,711,377	—	—	17,711,377
Japan	84,903,570	—	—	84,903,570
Russia	16,803,938	—	—	16,803,938
South Korea	41,020,331	—	—	41,020,331
Spain	17,624,012	—	—	17,624,012
Switzerland	25,657,389	—	—	25,657,389
Thailand	13,148,609	—	—	13,148,609
United Kingdom	21,170,484	—	—	21,170,484
United States	512,774,066	—	—	512,774,066

Total Common Stock	996,065,597	—	—	996,065,597

U.S. Treasury Obligations	—	607,779,194	—	607,779,194

Total Investments in Securities	$996,065,597	$607,779,194	$—	$ 1,603,844,791

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,202,880	$—	$—	$ 1,202,880
Forwards Contracts‡
Unrealized Appreciation	—	513,086	—	513,086
Unrealized Depreciation	—	(1,345,142)	—	(1,345,142)
Futures Contracts‡
Unrealized Appreciation	154,774	—	—	154,774
Unrealized Depreciation	(944,193)	—	—	(944,193)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	152,756	—	152,756
Unrealized Depreciation	—	(4,500,874)	—	(4,500,874)

Total Other Financial Instruments	$413,461	$(5,180,174)	$—	$(4,766,713)

‡ Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. As of January 31, 2019, the Fund did not hold any Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $10,692,729)
COMMON STOCK — 93.5%

	Shares	Fair Value

AUSTRALIA — 1.3%
Aristocrat Leisure	7,731	$138,412

CHINA — 10.8%
China Cinda Asset Management, Cl H	620,000	159,599
China Railway Group, Cl H	85,000	79,290
Fosun International	96,500	143,880
Huabao International Holdings	164,000	74,610
Kunlun Energy	142,000	151,281
Sinopec Engineering Group, Cl H	133,500	130,997
Tianneng Power International	216,000	200,664
Yanzhou Coal Mining, Cl H	234,000	213,509

		1,153,830

DENMARK — 1.0%
GN Store Nord	2,544	109,523

FRANCE — 5.6%
Faurecia	5,300	231,493
Ipsen	1,600	201,449
Ubisoft Entertainment*	1,902	168,719

		601,661

GERMANY — 4.5%
Covestro (1)	4,500	248,160
Siltronic	2,300	228,191

		476,351

INDONESIA — 0.7%
Bank Tabungan Negara Persero	400,000	78,440

IRELAND — 0.6%
ICON*	465	65,044

JAPAN — 14.7%
Kanamoto	7,300	201,726
Marubeni	29,900	232,393
Mitsubishi Heavy Industries	5,500	212,224
Oji Holdings	22,000	127,042
Sankyu	3,300	160,569
Shikoku Electric Power	12,000	151,370
Shizuoka Bank	30,100	252,019
TS Tech	7,800	233,445

		1,570,788

NETHERLANDS — 3.0%
ASM International	6,500	315,823

PERU — 0.8%
Alicorp SAA	28,043	88,996

PORTUGAL — 2.6%
NOS SGPS	41,900	271,685

RUSSIA — 2.6%
PhosAgro PJSC GDR	20,679	281,648

SOUTH KOREA — 3.3%
Hankook Tire	7,109	267,071

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

SOUTH KOREA — (continued)
Lotte Chemical	300	$80,888

		347,959

TURKEY — 1.5%
Turkiye Vakiflar Bankasi TAO, Cl D	175,600	162,459

UNITED KINGDOM — 3.5%
Dialog Semiconductor*	7,600	222,084
Rightmove	24,820	153,654

		375,738

UNITED STATES — 37.0%
Affiliated Managers Group	2,300	241,385
AGCO	3,650	234,330
Alliance Resource Partners (2)	9,784	190,397
AllianceBernstein Holding (2)	8,133	247,975
AMC Networks, Cl A*	4,300	270,642
Bio-Techne	1,467	255,933
Delek US Holdings	2,500	81,275
Generac Holdings*	2,931	155,138
Genesee & Wyoming, Cl A*	2,275	178,633
HD Supply Holdings*	3,835	160,840
Hess Midstream Partners	9,777	213,530
HollyFrontier	2,837	159,836
ITT	3,483	183,066
KLA-Tencor	1,550	165,183
Lazard, Cl A (2)	4,303	171,217
Oceaneering International*	8,481	133,067
Post Holdings*	2,078	192,880
Rexnord*	4,611	120,578
TreeHouse Foods*	3,800	221,768
Voya Financial	3,271	151,872
Zions Bancorp	4,851	230,859

		3,960,404

TOTAL COMMON STOCK (Cost $9,938,055)		$9,998,761

TOTAL INVESTMENTS — 93.5% (Cost $9,938,055)		$9,998,761

*	Non-income producing security.
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2019, the value of these securities amounted $248,160 and represented 2.3% of net assets.

(2)	Security considered Master Limited Partnership. At January 31, 2019, these securities amounted to $609,589 or 5.7% of net assets.

Open OTC swap agreements held by the Fund at January 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	United Micro	Total Return	USD 1M LIBOR	At Maturity	01/08/21	$ 6,634,887	$-	$2,783
			BBA + 100 BPs

						$ 6,634,887	$-	$2,783

ADR — American Depositary Receipt

BBA — British Bankers Association

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2019 (Unaudited)

BPs — Basis Points

Cl — Class

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

OTC — Over the Counter

PJSC — Public Joint Stock Company

USD — United States Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$138,412	$—	$—	$138,412
China	1,153,830	—	—	1,153,830
Denmark	109,523	—	—	109,523
France	601,661	—	—	601,661
Germany	476,351	—	—	476,351
Indonesia	78,440	—	—	78,440
Ireland	65,044	—	—	65,044
Japan	1,570,788	—	—	1,570,788
Netherlands	315,823	—	—	315,823
Peru	88,996	—	—	88,996
Portugal	271,685	—	—	271,685
Russia	281,648	—	—	281,648
South Korea	347,959	—	—	347,959
Turkey	162,459	—	—	162,459
United Kingdom	375,738	—	—	375,738
United States	3,960,404	—	—	3,960,404

Total Common Stock	9,998,761	—	—	9,998,761

Total Investments in Securities	$9,998,761	$—	$—	$9,998,761

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	$—	$2,783	$—	$2,783

Total Other Financial Instruments	$—	$2,783	$—	$2,783

‡ Swaps are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2019, there were no transfers between Level 1 and 2 assets and liabilities. For the period ended January 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019